UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number_811-02605

__Franklin U.S. Government Money Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:__650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

**Semiannual Report
and Shareholder Letter**

December 31, 2016

Franklin U.S. Government Money Fund

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Contents

Semiannual Report
Franklin U.S. Government Money Fund	3
Performance Summary	5
Your Fund's Expenses	6
Financial Highlights and Statement of Investments	7
FinancialStatements	10
Notes to Financial Statements	13
The Money Market Portfolios	17
Shareholder Information	28

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Semiannual Report

Franklin U.S. Government Money Fund

This semiannual report for Franklin U.S. Government Money Fund covers the period ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity. The Fund invests through The U.S. Government Money Market Portfolio (the Portfolio) mainly in government securities, cash and repurchase agreements collateralized fully by government securities or cash.1 The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Overview

In December, the U.S. Federal Reserve Board (Fed) raised interest rates to 0.50%–0.75%. However, rates remained low and the Fund’s Class A share’s seven-day effective yield remained unchanged at 0.00% from June 30, 2016, through December 31, 2016, as shown in the Performance Summary on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy strengthened during the six months under review. Growth accelerated in the third quarter, but moderated in the fourth quarter as higher consumer spending, private inventory investment, residential investment, business investment, and state and local government spending were partially offset by lower exports and federal government spending. Manufacturing conditions remained volatile but generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 4.9% in June 2016 to 4.7% at period-end.2 Monthly retail sales were volatile, but grew during most of the review period. Inflation, as measured by the Consumer Price Index, remained relatively subdued for most of the period, but rose in 2016’s fourth quarter.

After maintaining its target interest rate in the 0.25%–0.50% range for nearly a year, the Fed, at its December meeting, increased its target range for the federal funds rate to 0.50%–0.75%, as policymakers noted improvement in U.S. labor market and inflation. The Federal Open Market Committee also hinted at three additional hikes in 2017. Furthermore, the Fed raised its forecast for 2017 U.S. economic growth, and lowered its unemployment projections.

The 10-year Treasury yield, which moves inversely to price, shifted throughout the period. It rose from 1.49% on June 30, 2016, to a period high of 2.60% on December 15, 2016. However, negative interest rates in Japan and Europe, and central banks’ purchases of government bonds pushed down the Treasury yield. The Treasury yield reached a period low of 1.37% in early July. The yield rose in October, due to positive economic data and signals from the Fed on the possibility of an increase in interest rates in the near term, and ended the period at 2.45%. The U.S. Treasury yield further increased in November and December, amid a bond market selloff, based on

Portfolio Composition
12/31/16
% of Total
Net Assets
U.S. Government and Agency Securities	82.6%
Repurchase Agreements	20.4%
Other Net Assets	(3.0)%

1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
TheSOIbeginsonpage9.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

investor expectations that possible expansionary fiscal policies under the new U.S. president Donald Trump could lead to a stronger economy and higher inflation, and the Fed’s decision to increase interest rates at its December meeting.

Investment Strategy

Consistent with our strategy, we invest, through the Portfolio, mainly in U.S. government securities, cash and repurchase agreements collateralized fully by government securities or cash. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager’s Discussion

Despite the Fed raising interest rates in December, short-term interest rates remained low, pressuring money market yields. We continued to invest the Portfolio’s assets in high quality, short-term securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

	Performance Summary as of December 31, 2016

			Seven-Day Annualized Yield[1]
		Seven-Day
	Share Class (Symbol)	Effective Yield[1,2]	(with waiver)	(without waiver)
	A (FMFXX)	0.00%	0.00%	-0.22%
	Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current
	performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800)	342-5236.

	Total Annual Operating Expenses[3]
	Share Class
	A	0.56%

1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratios disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 12/31/16. The Fund’s average weighted life and average weighted maturity were each 34days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]

A	$1,000	$1,000.00	$1.66	$1,023.54	$1.68	0.33%
R6	$1,000	$1,000.00	$1.66	$1,023.54	$1.68	0.33%

1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above——in the far right column——multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after voluntary fee waivers and expense reimbursements.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Financial Highlights
	Six Months Ended
	December 31, 2016		Year Ended June 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net
investment income	—	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[a]	—%	—%	—%	—%	—%	—%

Ratios to average net assets[b]
Expenses before waiver and payments by
affiliates[c]	0.53%	0.56%	0.58%	0.57%	0.61%	0.59%
Expenses net of waiver and payments by
affiliates[c]	0.33%	0.21%	0.09%	0.08%	0.13%	0.13%
Net investment income	—%	—%	—%	—%	—%	—%

Supplemental data
Net assets, end of period (000’s)	$2,643,903	$2,344,329	$1,570,782	$1,668,506	$2,068,172	$1,666,221

aTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
bRatios are annualized for periods less than one year.
cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN U.S. GOVERNMENT MONEY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	December 31, 2016		Year Ended June 30,
	(unaudited)	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net investment
income	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by affiliates[d]	0.46%	0.47%	0.47%	0.46%	0.47%
Expenses net of waiver and payments by affiliates[d]	0.33%	0.21%	0.09%	0.08%	0.13%
Net investment income	—%	—%	—%	—%	—%

Supplemental data
Net assets, end of period (000’s)	$71,900	$61,056	$58,571	$54,168	$5

aFor the period May 1, 2013 (effective date) to June 30, 2013.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Statement of Investments, December 31, 2016 (unaudited)
	Shares	Value
Management Investment Companies (Cost $2,705,830,733) 99.6%
[a] The U.S. Government Money Market Portfolio, 0.30%	2,705,830,733	$2,705,830,733
Other Assets, less Liabilities 0.4%		9,972,184
Net Assets 100.0%		$2,715,802,917

aThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Financial Statements

Statement of Assets and Liabilities
December 31, 2016 (unaudited)

Assets:
Investment in Portfolio, at value and cost	$2,705,830,733
Receivables:
Capital shares sold	25,337,033
Affiliates	593,951
Total assets	2,731,761,717
Liabilities:
Payables:
Capital shares redeemed	15,355,811
Administrative fees	516,909
Accrued expenses and other liabilities.	86,080
Total liabilities	15,958,800
Net assets, at value	$2,715,802,917
Net assets consist of paid-in capital	$2,715,802,917
Class A:
Net assets, at value	$2,643,902,643
Shares outstanding.	2,643,986,234
Net asset value per share[a]	$1.00
Class R6:
Net assets, at value	$71,900,274
Shares outstanding.	71,900,274
Net asset value per share	$1.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN U.S. GOVERNMENT MONEY FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended December 31, 2016 (unaudited)

Investment income:
Dividends from Portfolio	$2,314,726
Expenses:
Administrative fees (Note 3a)	3,681,804
Transfer agent fees: (Note 3c)
Class A	927,530
Class R6	69
Reports to shareholders	69,792
Registration and filing fees	77,132
Professional fees	40,390
Trustees’ fees and expenses	22,658
Other	34,004
Total expenses.	4,853,379
Expenses waived/paid by affiliates (Note 3d)	(2,538,653)
Net expenses.	2,314,726
Net investment income	$—

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FRANKLIN U.S. GOVERNMENT MONEY FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2016	Year Ended
	(unaudited)	June 30, 2016
Increase (decrease) in net assets:
Net investment income from operations	$—	$—
Capital share transactions: (Note 2)
Class A	299,574,135	773,546,673
Class R6.	10,844,162	2,484,925
Total capital share transactions.	310,418,297	776,031,598
Net increase (decrease) in net assets	310,418,297	776,031,598
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period	2,405,384,620	1,629,353,022
End of period	$2,715,802,917	$2,405,384,620

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin U.S. Government Money Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers two classes of shares: Class A and Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At December 31, 2016, the Fund owned 14.3% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN U.S. GOVERNMENT MONEY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

e. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and Trustee are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016
Class A Shares:
Shares sold	$1,314,793,619	$3,008,913,486
Shares redeemed	(1,015,219,484)	(2,235,366,813)
Net increase (decrease)	$299,574,135	$773,546,673
Class R6 Shares:
Shares sold	$31,262,004	$34,852,174
Shares redeemed	(20,417,842)	(32,367,249)
Net increase (decrease)	$10,844,162	$2,484,925

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

For the period ended December 31, 2016, the annualized effective administrative fee rate was 0.290% of the Fund’s average daily net assets.

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FRANKLIN U.S. GOVERNMENT MONEY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

CDSC retained	$15,499

c. Transfer Agent Fees

Class A pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2016, the Fund paid transfer agent fees of $927,599, of which $539,129 was retained by Investor Services.

d. Waiver and Expense Reimbursements

In efforts to prevent a negative yield FT Services and Investor Services voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. There is no guarantee that the Fund will be able to avoid a negative yield.

e. Other Affiliated Transactions

At December 31, 2016, an interested board member owned 18.1% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Income Taxes

At December 31, 2016, the cost of investments for book and income tax purposes was the same.

5. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN U.S. GOVERNMENT MONEY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Fair Value Measurements (continued)

At December 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

7. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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THE MONEY MARKET PORTFOLIOS

Financial Highlights
The U.S. Government Money Market Portfolio
	Six Months Ended
	December 31, 2016		Year Ended June 30,
	(unaudited)	2016	2015	2014	2013	2012
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.001	0.001	—	—	—	(—)[a]
Net realized and unrealized gains (losses)[a]	—	—	—	—	—	—
Total from investment operations	0.001	0.001	—[a]	—[a]	—[a]	—[a]
Less distributions from net investment income.	(0.001)	(0.001)	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.09%	0.07%	—%	—%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by
affiliates[d]	0.15%	0.13%	0.09%	0.08%	0.13%	0.13%
Net investment income (loss)	0.18%	0.06%	—%	—%	—%	(—)%[e]

Supplemental data
Net assets, end of period (000’s)	$18,931,328	$22,324,993	$27,390,400	$23,491,469	$18,744,530	$14,065,932

aAmount rounds to less than $0.001 per share.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.
eRounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 17

THE MONEY MARKET PORTFOLIOS

Statement of Investments, December 31, 2016 (unaudited)

The U.S. Government Money Market Portfolio

	Principal Amount	Value

Investments 103.0%
U.S. Government and Agency Securities 82.6%
[a] FFCB,
1/11/17	$30,000,000	$29,997,250
1/12/17	10,000,000	9,998,656
1/17/17	50,000,000	49,990,000
1/19/17	20,000,000	19,995,000
2/01/17	80,000,000	79,966,244
2/02/17	100,000,000	99,956,444
[a] FHLB,
1/03/17	277,000,000	276,995,383
1/04/17	350,000,000	349,989,729
1/06/17	245,000,000	244,987,240
1/09/17	100,000,000	99,989,667
1/11/17	435,600,000	435,550,822
1/13/17	317,000,000	316,960,622
1/18/17	50,000,000	49,991,736
1/20/17	100,000,000	99,974,825
1/25/17	250,000,000	249,918,333
2/01/17	260,720,000	260,608,567
2/02/17	195,000,000	194,908,133
2/03/17	100,000,000	99,961,500
2/06/17	200,000,000	199,899,000
2/15/17	188,850,000	188,744,714
2/17/17	250,000,000	249,828,646
2/22/17	250,000,000	249,808,611
2/24/17	200,000,000	199,844,300
2/28/17	250,000,000	249,834,861
3/24/17	300,000,000	299,627,583
3/29/17	200,000,000	199,729,333
4/03/17	100,000,000	99,859,444
[a] FHLMC,
1/03/17	823,220,000	823,201,905
1/04/17	121,667,000	121,663,654
1/05/17	15,000,000	14,999,467
1/10/17	400,000,000	399,971,000
1/19/17	180,000,000	179,961,300
1/20/17	47,274,000	47,262,273
1/23/17	200,000,000	199,959,178
1/30/17	175,000,000	174,953,237
1/31/17	100,000,000	99,960,000
2/06/17	190,000,000	189,932,050
2/14/17	100,000,000	99,954,778
2/27/17	5,600,000	5,595,478
[a] FNMA,
1/03/17	700,000,000	699,982,500
1/04/17	1,012,000,000	1,011,985,168
1/09/17	250,000,000	249,980,556
1/11/17	100,000,000	99,988,611
1/17/17	170,297,000	170,267,860
1/18/17	200,000,000	199,963,639
2/01/17	23,810,000	23,802,824

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THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
[a] U.S. Treasury Bill,
1/05/17	$700,000,000	$699,974,389
1/12/17	200,000,000	199,978,000
1/19/17	650,000,000	649,872,000
1/26/17	500,000,000	499,839,930
2/02/17	550,000,000	549,796,444
2/09/17	259,535,000	259,416,705
2/16/17	500,000,000	499,688,861
3/02/17	110,830,000	110,722,836
3/09/17	80,050,000	79,979,978
3/16/17	150,000,000	149,833,500
3/30/17	350,000,000	349,558,167
4/06/17	250,000,000	249,676,736
4/13/17	200,000,000	199,719,500
4/20/17	150,000,000	149,786,542
4/27/17	200,000,000	199,610,111
5/04/17	250,000,000	249,572,917
5/11/17	250,000,000	249,517,014
5/25/17	126,060,000	125,754,935
6/29/17	52,080,000	51,909,091
10/12/17	100,000,000	99,463,556
11/09/17	50,000,000	49,698,833
U.S. Treasury Note, 0.50%, 4/30/17	250,000,000	249,976,873
Total U.S. Government and Agency Securities (Cost $15,643,649,039)		15,643,649,039

[b] Repurchase Agreements 20.4%
Barclays Capital Inc., 0.48%, 1/03/17 (Maturity Value $40,002,133)
Collateralized by U.S. Treasury Note, 1.75%, 12/31/20 (valued at $41,359,209)	40,000,000	40,000,000
Deutsche Bank Securities Inc., 0.45%, 1/03/17 (Maturity Value $25,001,250)
Collateralized by [a]U.S. Treasury Bill, 3/09/17 - 12/07/17; U.S. Treasury Bond, 0.599% - 8.875%,
1/31/17 - 2/15/20; U.S. Treasury Index Linked Note, 2.375%, 1/15/17; and U.S. Treasury Note,
0.625% - 3.625%, 4/30/17 - 2/15/21 (valued at $25,500,021)	25,000,000	25,000,000
Federal Reserve Bank, 0.50%, 1/03/17 (Maturity Value $3,400,188,889)
Collateralized by U.S. Treasury Bond, 3.00%, 5/15/42; and U.S. Treasury Note, 3.625%, 2/15/20
(valued at $3,400,188,914)	3,400,000,000	3,400,000,000
Goldman Sachs & Co., 0.42%, 1/03/17 (Maturity Value $125,005,833)
Collateralized by U.S. Treasury Note, 3.625%, 2/15/20 (valued at $127,596,459)	125,000,000	125,000,000
HSBC Securities Inc., 0.37%, 1/03/17 (Maturity Value $225,009,250)
Collateralized by U.S. Government and Agency Securities, 0.875% - 5.375%, 6/12/17-12/13/19
(valued at $229,504,538)	225,000,000	225,000,000

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Semiannual Report 19

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value
[b] Repurchase Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.45%, 1/03/17 (Maturity Value $43,052,153)
Collateralized by U.S. Treasury Note, 1.50%, 5/31/20 (valued at $43,955,523)	$43,050,000	$43,050,000
Total Repurchase Agreements (Cost $3,858,050,000)		3,858,050,000
Total Investments (Cost $19,501,699,039) 103.0%		19,501,699,039
Other Assets, less Liabilities (3.0)%		(570,371,494)
Net Assets 100.0%		$18,931,327,545

See Abbreviations on page 27.

aThe security was issued on a discount basis with no stated coupon rate.
bSee Note 1(b) regarding repurchase agreements.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities
December 31, 2016 (unaudited)

The U.S. Government Money Market Portfolio

Assets:
Investments in securities, at amortized cost	$15,643,649,039
Repurchase agreements, at value and cost	3,858,050,000
Total investments	$19,501,699,039
Cash	131,795,407
Receivables from interest	318,843
Total assets	19,633,813,289
Liabilities:
Payables:
Investment securities purchased	699,993,194
Management fees	2,391,122
Accrued expenses and other liabilities	101,428
Total liabilities	702,485,744
Net assets, at value	$18,931,327,545
Net assets consist of:
Paid-in capital	$18,931,322,825
Accumulated net realized gain (loss)	4,720
Net assets, at value	$18,931,327,545
Shares outstanding	18,931,324,424
Net asset value per share	$1	.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended December 31, 2016 (unaudited)

The U.S. Government Money Market Portfolio

Investment income:
Interest	$32,126,053
Expenses:
Management fees (Note 3a)	14,554,205
Custodian fees (Note 4)	91,623
Reports to shareholders	4,655
Professional fees.	116,789
Other	34,607
Total expenses	14,801,879
Expense reductions (Note 4)	(141,368)
Net expenses	14,660,511
Net investment income	17,465,542
Net realized gain (loss) from investments	801
Net increase (decrease) in net assets resulting from operations	$17,466,343

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Six Months Ended
	December 31, 2016	Year Ended
	(unaudited)	June 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$17,465,542	$14,872,660
Net realized gain (loss)	801	2,619,294
Net increase (decrease) in net assets resulting from operations	17,466,343	17,491,954
Distributions to shareholders from net investment income	(17,465,542)	(14,872,660)
Capital share transactions (Note 2)	(3,393,666,293)	(5,068,026,490)
Net increase (decrease) in net assets	(3,393,665,492)	(5,065,407,196)
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period.	22,324,993,037	27,390,400,233
End of period	$18,931,327,545	$22,324,993,037

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 23

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)

The U.S. Government Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolios are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statement of Investments, had been entered into on December 30, 2016.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

2. Shares of Beneficial Interest

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016
Shares sold	$18,707,182,896	$42,309,318,184
Shares issued in reinvestment of distributions	17,467,304	14,875,438
Shares redeemed	(22,118,316,493)	(47,392,220,112)
Net increase (decrease)	$(3,393,666,293)	$(5,068,026,490)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund, Franklin Templeton U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

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Semiannual Report 25

THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

3.	Transactions with Affiliates (continued)
c.	Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. Total expenses waived or paid are not subject to recapture subsequent to the Portfolio’s fiscal year end. There is no guarantee that the Portfolio will be able to avoid a negative yield. There were no expenses waived during the period ended December 31, 2016.

d. Other Affiliated Transactions

At December 31, 2016, the shares of Portfolio were owned by the following entities:

		Percentage of
	Shares	Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	15,916,488,803	84.1%
Franklin U.S. Government Money Fund	2,705,830,733	14.3%
Franklin Templeton Money Fund Trust — Franklin Templeton U.S.
Government Money Fund	309,004,888	1.6%
	18,931,324,424	100.0%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2016, the custodian fees were reduced as noted in the the Statement of Operations.

5. Income Taxes

At December 31, 2016, the cost of investments for book and income tax purposes was the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2016, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Portfolio’s financial statements and related disclosures.

8. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

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Semiannual Report 27

FRANKLIN U.S. GOVERNMENT MONEY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date February 24, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date February 24, 2017